Borrowings - Credit Facilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument
Long-term Debt, Gross	$ 135,075	$ 120,660
Financial liability	87,530	0
Total borrowings	222,605	120,660
ABN AMRO $40 million facility
Debt Instrument
Long-term Debt, Gross	0	32,500
ABN AMRO $71 million facility
Debt Instrument
Long-term Debt, Gross	0	70,160
ABN AMRO $50 million facility
Debt Instrument
Long-term Debt, Gross	50,000	0
BNP Paribas $24 million facility
Debt Instrument
Long-term Debt, Gross	29,464	18,000
BNP Paribas $25 million facility
Debt Instrument
Long-term Debt, Gross	23,611	0
HSH $36 million facility
Debt Instrument
Long-term Debt, Gross	$ 32,000	$ 0